Financial obligations	12 Months Ended
Dec. 31, 2025
Financial obligations
Financial obligations
15.	Financial obligations
(a)	This caption is made up as follow:

	2025	2024
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 6.80% due 2032 (b)	635,880	—
Senior Notes at 5.50% due 2026 (c)	—	546,184

Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	66,375	73,125

Lease liabilities
Finance lease	7,412	7,473
Total financial obligations	709,667	626,782

Classification by maturity:
Current portion	8,929	9,169
Non-current portion	700,738	617,613
Total financial obligations	709,667	626,782

See related accounting policies in Note 2.4(b)(ii).

(b)

By General Shareholders’ Meeting held on December 4, 2024, and the Board of Directors’ Session on January 23, 2025, the issuance of unsecured senior notes (hereinafter “notes”) was approved, which were issued on February 4, 2025, with the following characteristics:

-	Issuance denomination: US$650,000,000 6.800% Senior Notes
-	Issuance amount: US$650,000,000
-	Issuance date: February 4, 2025
-	Maturity date: February 4, 2032
-	Issuance price: 98.37% of the issuance amount
-	Interest rate: 6.800% per annum
-	Issuance regime: private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933
-	Listing: the Company requested the registration of the notes on the Singapore Exchange Securities Trading Limited (“SGX-ST”).

During 2025, this bond accrued interest amounting to US$40,394,000. Accrued interest is presented under finance costs. Interest is paid on a semi-annual basis in February and August of each year.

The bonds are guaranteed by the subsidiaries Inversiones Colquijirca S.A., Procesadora Industrial Río Seco S.A.C., and Consorcio Energético de Huancavelica S.A.

As part of the note’s commitments, Buenaventura has certain restrictive clause, whose compliance is only tested when the Group intends to undertake any of the following transactions: (i) incur additional indebtedness; (ii) dispose of assets; (iii) make certain investments, pay dividends, repurchase equity interests of Buenaventura, or make any principal payment prior to any scheduled final maturity or scheduled payment of any indebtedness that is subordinated to the bonds (collectively referred to as “restricted payments”); (iv) create liens; and (v) merge, consolidate, or sell assets. These covenants are known as “Debt Limitations,” “Asset Sale Limitation”, “Restricted Payments Limitation”, “Lien Limitation,” and “Merger, Consolidation, or Asset Sale Limitation”, respectively, which also have exceptions that allow the Company to operate in the normal course of business.

(c)

On January 29, 2025, the Company, through a ‘Tender Offer,’ acquired a total of US$401,392,000, equivalent to approximately 72.98% of its US$550,000,000 Senior Notes that were due in July 2026. This acquisition was settled on February 4, 2025, with the funds received from the bond issuance detailed in the previous note.

Subsequently, on July 23, 2025, the Company made an early repayment of the remaining principal balance of the Senior Notes. The disbursement amounted to US$152.7 million, of which US$148.6 million corresponded to the principal balance and US$6.5 million to accrued interest as of that date.

Furthermore, as part of the derecognition of the financial liability, the Company recognized an amount of US$3.3 million under financial costs for the period, see note 29, corresponding to the derecognized issuance costs.

(d)

The Company maintains credit lines for US$200 million with financial institutions, which are subject to compliance of financial indicators, which will become effective if the Company uses these credit lines. As of December 31, 2025 and 2024, the Company has not used these lines.

(e)

On December 2, 2009, Huanza entered into a finance lease contract with Banco de Crédito del Perú (Trench I) and through subsequent addendums on October 29, 2020 and April 29, 2022 agreed changes in the terms and conditions. Likewise, as part of the second addendum, Huanza performed a pre-payment of US$9,191,364 of the pending principal that amounted to US$44,191,000 at that date. The current terms of this contract are detailed below:

Tranche I:

-	Principal: US$35,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022, with final maturity at the end of year 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$22,531,250 at the end of the payment term.

On June 30, 2014, Huanza acquired another finance contract with Banco de Crédito del Perú (Tranche II) and through addendums of October 29, 2020 and April 29 of 2022 agreed changes in the terms and conditions. Likewise, as part of the second addendum, Huanza performed a pre-payment of US$13,904,800 of the pending principal that amounted to US$68,905,000 at that date. The current terms of this contract are detailed below:

Tranche II:

-	Principal: US$55,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022 with final maturity in 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$35,406,250 at the end of the payment term.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-	Debt service coverage ratio: Higher than 1.2.
-	Debt ratio less than 2.20

On December 2, 2009, Huanza signed a “Guarantee Trust Agreement” (hereinafter “the contract”), related to the financial lease agreement described above. In said contract, Huanza and Buenaventura are the trustors, the Bank is the trustee and La Fiduciaria S.A. is the fiduciary. The objective of the contract is the constitution of a trust equity with irrevocable character, which serves entirely as a guarantee of the total payment of the guaranteed obligations, which are based on the agreements, renewals, extensions or modifications established in the financial lease documents.

Under this contract, Huanza promised to grant the following:

-

Trust of flows with respect to all the income of the hydroelectric power station of Huanza, including the income from sales of power and energy, through which Huanza is obliged to receive all the cash flows of commercial income through a collection account, as well as carry out certain mandatory actions that guarantee the channeling of flows mentioned above.

-

Trust of assets of the station, the lands, the assets of Huanza necessary for the operation of the station that are not under the Financial Lease Agreement and the actions of Huanza, as well as the right of collection on future flows that would correspond to amounts received by Huanza before the eventual public auction of the rights and assets of the concession because of the expiration of the concession.

-	The conditional transfer, by which Huanza assigns to the Bank the rights and obligations derived from the agreements and contracts signed by Huanza for the construction of the Plant.
-	Letters of Guarantee, by means of which, Buenaventura is constituted as Huanza’ s solidarity guarantor, guaranteeing in favor of the Bank the fulfillment of the obligations breached by Huanza.

As of December 31, 2025 and 2024, Huanza complied with these commitments, including that related to the channeling of all the cash flows received for commercial income through a collection account.

(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2025	2024
	US$(000)	US$(000)

Between 1 and 2 years	2,957	8,566
Between 2 and 5 years	60,689	610,718
More than 5 years	651,213	2,145
	714,859	621,429
Debt issuance costs	(14,121)	(3,816)

	700,738	617,613

(g)	Below is presented the:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance	626,782	706,580	738,534

Bonds -
Issuance of bonds Senior Notes 6.80%	650,000	—	—
Payment of bonds Senior Notes 5.50%	(550,000)	—	—
Cost of debt issuance	(15,657)	—	—
Amortization of debt issuance costs in results, note 28(a)	2,062	2,122	2,082
Derecognition of bonds issuance Senior Notes, at 5.50%, note 28(a)	3,289	—	—

Financial obligations -
Payments	(6,750)	(79,602)	(31,034)
Reversal of the amortized cost of the syndicated loan	—	—	(85)
Amortization of debt issuance costs in results, note 28(a)	—	700	155

Lease obligations -
Additions and estimate changes	2,640	497	1,137
Accretion expense, note 28(a)	667	623	266
Payments	(3,366)	(4,138)	(4,475)
Final balance	709,667	626,782	706,580